Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 United States of America, Dollars USD ($)
Cash flows from operating activities:
Net income (loss)	(340,410)	(163,700)	134,795	$ (54,085)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Goodwill impairment	30,614			4,864
Net change in fair value of contingent consideration	(25,716)			(4,086)
Depreciation and amortization	34,629	22,945	17,941	5,502
Allowance for doubtful accounts	14,343	9,041	12,151	2,279
Effects of foreign currency exchange loss	5,713	12,161	496	908
Share-based compensation	3,234	16,860	1,858	514
Deferred tax liabilities	(395)	(38)	(518)	(63)
Share of associates' losses (income)	(2,496)	605	162	(397)
Loss on disposal of equipment and leasehold improvement	16,098	3,060	1,638	2,558
Changes in operating assets and liabilities:
Accounts receivable	(60,834)	575	(60,456)	(9,666)
Loans receivable	341	218		54
Prepaid expenses and other current assets	15,366	(28,289)	(1,513)	2,441
Other non-current assets	6,284	(15,797)	(1,316)	998
Accounts payable	1,433	(3,387)	72	228
Accrued expenses and other current liabilities	(10,775)	25,269	76,621	(1,712)
Deferred revenue	(1,259)	2,368	1,268	(200)
Long-term deposits payable	(1,136)	(349)	137	(180)
Net cash provided by (used in) operating activities	(314,966)	(118,458)	183,336	(50,043)
Cash flows from investing activities:
Restricted cash	949	6,056	(240)	151
Placement/rollover of matured time deposits	(139,415)	(208,282)		(22,151)
Proceeds from maturity of time deposit	259,415	88,282		41,217
Purchases of equipment and leasehold improvement	(37,768)	(48,794)	(14,118)	(6,001)
Loan issuance	(72,070)	(16,150)		(11,451)
Receipt of loan principals	46,950	3,200		7,460
Business combinations, net of cash acquired	(26,587)	(8,649)		(4,224)
Purchase of equity investment	(1,900)	(6,535)		(302)
Advance to the escrow account related to the acquisition of subsidiary		(5,000)
Proceeds from disposal of equity investment		600
Net cash (used in) provided by investing activities	29,574	(195,272)	(14,358)	4,699
Cash flows from financing activities:
Share repurchases	(15,332)	(26,816)		(2,436)
Restricted cash-customers deposits	19,216	(8,343)	(11,331)	3,053
Payment of initial public offering costs	(1,315)	(13,572)	(4,251)	(209)
Proceeds from issuance of ordinary shares upon initial public offering		557,455
Proceeds from issuance of ordinary shares upon exercise of share options	583	2,664		93
Capital contributions from non-controlling interests	2,550	35	302	405
Advances from related parties			38,158
Repayment of advances from related parties		(1,338)	(34,213)
Net cash (used in) provided by financing activities	5,702	510,085	(11,335)	906
Effects of foreign exchange rate changes on cash and cash equivalents	(5,507)	(10,297)	(31)	(875)
Net increase (decrease) in cash and cash equivalents	(285,197)	186,058	157,612	(45,313)
Cash and cash equivalents at the beginning of the year	520,647	334,589	176,977	82,722
Cash and cash equivalents at the end of the year	235,450	520,647	334,589	37,409
Supplemental schedule of non-cash activities
Conversion of convertible redeemable preferred shares into ordinary shares		519,531
Consideration payable for business combination	44,227	1,587		7,027
Supplemental disclosure of cash flow information
Income tax paid	2,496	1,405	131	397
Interest paid	0